Annual Total Returns - iShares MSCI EAFE International Index Fund (Institutional and Investor A) [BarChart] - Investor A, Institutional - iShares MSCI EAFE International Index Fund - Investor A Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(12.84%)
Annual Return 2012	18.33%
Annual Return 2013	21.20%
Annual Return 2014	(6.45%)
Annual Return 2015	(1.14%)
Annual Return 2016	0.78%
Annual Return 2017	24.84%
Annual Return 2018	(13.57%)
Annual Return 2019	21.53%
Annual Return 2020	7.68%